Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

Note 8 – Property, plant and equipment

PP&E consist of the following:

	As of December 31,
	2017	2016
Land, buildings and installations	1,576	1,310
Computer equipment and software	2,586	2,265
Switching and transmission equipment (i)	6,576	5,614
Mobile network access and external wiring	11,256	9,078
Construction in progress	4,138	2,915
Other tangible assets	831	704

Subtotal PP&E	26,963	21,886
Materials	2,024	1,629
Valuation allowance for materials and impairment of materials	(144)	(68)
Impairment of PP&E	(305)	(282)

Total	28,538	23,165

(i)	Includes tower and pole, transmission equipment, switching equipment, power equipment, equipment lent to customers at no cost and handsets lent to customers at no cost.

Movements in Materials are as follows:

	Years ended December 31,
	2017	2016
At the beginning of the year	1,629	1,652
Plus:
Increase for Tuves Paraguay acquisition	72	-
Purchases	5,133	3,647
Less:
Transfers to CAPEX	(3,700)	(3,173)

Disposal for maintenance	(1,125)	(507)
Currency translation adjustments	15	10

At the end of the year	2,024	1,629

Movements in the valuation allowance for materials and impairment of materials are as follows:

	Years ended December 31,
	2017	2016
At the beginning of the year	(68)	(52)
Additions – Fees for services, maintenance and materials	(94)	(16)
Decrease	18	-

At the end of the year	(144)	(68)

Movements in the impairment of PP&E are as follows:

	Years ended December 31,
	2017	2016
At the beginning of the year	(282)	(203)
Additions	(234)	(367)
Uses	211	288

At the end of the year	(305)	(282)

Details on the nature and movements during the years ended December 31, 2017 and 2016 are as follows:

	Gross value as of December 31, 2016	Tuves Paraguay acquisition	CAPEX	Currency translation adjustments	Transfers and reclassifications	Decreases	Gross value as of December 31, 2017
Land	151	-	-	2	-	-	153
Building	1,877	-	-	12	103	-	1,992
Tower and pole	1,697	-	-	103	188	-	1,988
Transmission equipment	8,010	-	66	189	1,301	(58)	9,508
Mobile network access	8,443	-	26	329	2,072	(467)	10,403
External wiring	11,529	-	-	-	1,927	(1)	13,455
Switching equipment	8,916	-	64	331	255	-	9,566
Power equipment	1,727	-	-	76	285	(2)	2,086
Computer equipment and systems	11,401	-	56	518	1,311	(36)	13,250
Telephony equipment and instruments	845	-	4	3	51	-	903
Handsets lent to customers at no cost	543	171	56	97	-	(50)	817
Equipment lent to customers at no cost	267	-	224	-	10	(126)	375
Vehicles	429	-	130	9	-	(23)	545
Furniture	202	-	3	11	18	-	234
Installations	1,172	-	-	17	324	-	1,513
Improvements in third parties buildings	755	-	4	53	55	-	867
Special projects	89	-	-	-	32	-	121
Construction in progress	2,915	-	9,237	25	(7,932)	(107)	4,138
Asset retirement obligations	189	-	35	-	-	-	224

Total	61,157	171	9,905	1,775	-	(870)	72,138

	Accumulated depreciation as of December 31, 2016	Tuves Paraguay acquisition	Depreciation	Currency translation adjustment	Decrease and reclassifications	Accumulated depreciation as of December 31, 2017	Net carrying value as of December 31, 2017
Land	-	-	-	-	-	-	153
Building	(1,171)	-	(52)	13	-	(1,210)	782
Tower and pole	(712)	-	(97)	(52)	-	(861)	1,127
Transmission equipment	(5,793)	-	(633)	(113)	(57)	(6,596)	2,912
Mobile network access	(3,910)	-	(1,146)	(226)	257	(5,025)	5,378
External wiring	(6,984)	-	(593)	-	-	(7,577)	5,878
Switching equipment	(7,342)	-	(703)	(282)	118	(8,209)	1,357
Power equipment	(1,050)	-	(119)	(45)	2	(1,212)	874
Computer equipment and systems	(9,136)	-	(1,112)	(450)	34	(10,664)	2,586
Telephony equipment and instruments	(789)	-	(22)	(3)	-	(814)	89
Handsets lent to customers at no cost	(508)	(83)	(75)	(98)	50	(714)	103
Equipment lent to customers at no cost	(141)	-	(155)	-	124	(172)	203
Vehicles	(223)	-	(57)	(4)	17	(267)	278
Furniture	(146)	-	(15)	(9)	-	(170)	64
Installations	(719)	-	(137)	(16)	-	(872)	641
Improvements in third parties buildings	(529)	-	(89)	(42)	-	(660)	207
Special projects	(47)	-	(17)	-	-	(64)	57
Construction in progress	-	-	-	-	-	-	4,138
Asset retirement obligations	(71)	-	(17)	-	-	(88)	136

Total	(39,271)	(83)	(5,039)	(1,327)	545	(45,175)	26,963

	Gross value as of December 31, 2015	CAPEX	Currency translation adjustments	Transfers and reclassifications	Decreases	Gross Value as of December 31, 2016
Land	149	-	2	-	-	151
Building	1,771	-	11	95	-	1,877
Tower and pole	1,238	-	82	377	-	1,697
Transmission equipment	6,880	64	147	959	(40)	8,010
Mobile network access	5,242	128	250	3,435	(612)	8,443
External wiring	10,208	-	-	1,407	(86)	11,529
Switching equipment	7,791	75	272	830	(52)	8,916
Power equipment	1,449	-	60	220	(2)	1,727
Computer equipment and systems	9,663	28	408	1,304	(2)	11,401
Telephony equipment and instruments	806	-	3	37	(1)	845
Handsets lent to customers at no cost	505	54	99	-	(115)	543
Equipment lent to customers at no cost	190	150	-	3	(76)	267
Vehicles	380	56	7	-	(14)	429
Furniture	165	2	9	26	-	202
Installations	905	-	15	252	-	1,172
Improvements in third parties buildings	574	8	40	133	-	755
Special projects	77	-	-	12	-	89
Construction in progress	3,015	9,022	22	(9,090)	(54)	2,915
Asset retirement obligations	141	45	3	-	-	189

Total	51,149	9,632	1,430	-	(1,054)	61,157

	Accumulated depreciation as of December 31, 2015	Depreciation	Currency translation adjustments	Decreases and transfers	Accumulated depreciation as of December 31, 2016	Net carrying value as of December 31, 2016
Land	-	-	-	-	-	151
Building	(1,134)	(41)	4	-	(1,171)	706
Tower and pole	(596)	(77)	(39)	-	(712)	985
Transmission equipment	(5,265)	(476)	(87)	35	(5,793)	2,217
Mobile network access	(3,210)	(877)	(147)	324	(3,910)	4,533
External wiring	(6,597)	(472)	-	85	(6,984)	4,545
Switching equipment	(6,327)	(856)	(211)	52	(7,342)	1,574
Power equipment	(921)	(97)	(34)	2	(1,050)	677
Computer equipment and systems	(7,778)	(997)	(363)	2	(9,136)	2,265
Telephony equipment and instruments	(773)	(15)	(2)	1	(789)	56
Handsets lent to customers at no cost	(475)	(50)	(98)	115	(508)	35
Equipment lent to customers at no cost	(101)	(116)	-	76	(141)	126
Vehicles	(183)	(47)	(4)	11	(223)	206
Furniture	(128)	(11)	(7)	-	(146)	56
Installations	(603)	(102)	(14)	-	(719)	453
Improvements in third parties buildings	(403)	(98)	(28)	-	(529)	226
Special projects	(34)	(13)	-	-	(47)	42
Construction in progress	-	-	-	-	-	2,915
Asset retirement obligations	(55)	(13)	(3)	-	(71)	118

Total	(34,583)	(4,358)	(1,033)	703	(39,271)	21,886